Retirement benefits obligations - Estimated benefit payments (Details)	Dec. 31, 2021 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 348,900
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	363,500
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	666,600
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	457,900
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	337,100
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 1,951,500